Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2017 and 2016, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2017	2016
Non-interest bearing	$1,633,941	$1,523,417
Interest bearing	4,183,385	3,998,539
Total	$5,817,326	$5,521,956

Schedule of maturities of time deposits	At December 31, 2017, the maturities of time deposits were as follows:

(In thousands)
2018	$590,331
2019	217,286
2020	119,452
2021	51,958
2022	53,917
After 5 years	532
Total	$1,033,476